Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of External Credit Exposure

2021	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	7	2,687	77	54	2,825

US Treasury and Treasury repo only money market funds	54	–	–	–	–	54

Liquidity funds	1,395	–	–	–	–	1,395

Government securities	–	60	–	1	–	61

3rd party financial derivatives	–	–	200	–	–	200
Total	1,449	67	2,887	78	54	4,535

2020	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	10	2,575	368	47	3,000

US Treasury and Treasury repo only money market funds	317	–	–	–	–	317

Liquidity funds	2,975	–	–	–	–	2,975

Government securities	–	77	–	1	–	78

3rd party financial derivatives	–	–	134	12	–	146
Total	3,292	87	2,709	381	47	6,516

Summary of Financial Assets and Liabilities

	2021			2020

	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets measured at amortised cost:

Other non-current assets	b	21	21	37	37

Trade and other receivables	b	4,830	4,830	3,990	3,990

Liquid investments		61	61	78	78

Cash and cash equivalents		2,825	2,825	3,000	3,000

Financial assets measured at fair value through other comprehensive income (FVTOCI):

Other investments designated at FVTOCI	a	1,927	1,927	2,939	2,939

Trade and other receivables	a,b	1,943	1,943	1,942	1,942

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):

Other investments	a	199	199	121	121

Other non-current assets	a,b	23	23	30	30

Trade and other receivables	a,b	59	59	46	46

Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	83	83	68	68

Cash and cash equivalents	a	1,449	1,449	3,292	3,292

Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	a,d,e	123	123	89	89
Total financial assets		13,543	13,543	15,632	15,632

Financial liabilities measured at amortised cost:

Borrowings excluding obligations under lease liabilities:

– bonds in a designated hedging relationship	d	(4,982)	(5,311)	(7,681)	(8,171)

– other bonds		(17,373)	(20,746)	(17,205)	(21,966)

– bank loans and overdrafts		(550)	(550)	(1,110)	(1,110)

– commercial paper		(252)	(252)	(17)	(17)

– other borrowings		(1)	(1)	(20)	(20)
Total borrowings excluding lease liabilities	f	(23,158)	(26,860)	(26,033)	(31,284)

Trade and other payables	c	(15,431)	(15,431)	(13,748)	(13,748)

Other provisions	c	(113)	(113)	(232)	(232)

Other non-current liabilities	c	(52)	(52)	(72)	(72)

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):

Contingent consideration liabilities	a,c	(6,076)	(6,076)	(5,869)	(5,869)

Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(171)	(171)	(200)	(200)

Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	a,d,e	(57)	(57)	(31)	(31)
Total financial liabilities excluding lease liabilities		(45,058)	(48,760)	(46,185)	(51,436)

Net financial assets and financial liabilities excluding lease liabilities		(31,515)	(35,217)	(30,553)	(35,804)

Summary of Fair Value of Financial Instruments

At 31 December 2021	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value

Financial assets measured at fair value through other comprehensive income (FVTOCI):

Other investments designated at FVTOCI	1,736	–	191	1,927

Trade and other receivables	–	1,943	–	1,943

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):

Other investments	–	–	199	199

Other non-current assets	–	–	23	23

Trade and other receivables	–	59	–	59

Held for trading derivatives that are not in a designated and effective hedging relationship	–	77	6	83

Cash and cash equivalents	1,449	–	–	1,449

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	123	–	123
	3,185	2,202	419	5,806

Financial liabilities at fair value

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):

Contingent consideration liabilities	–	–	(6,076)	(6,076)

Held for trading derivatives that are not in a designated and effective hedging relationship	–	(171)	–	(171)

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(57)	–	(57)
	–	(228)	(6,076)	(6,304)

At 31 December 2020	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value

Financial assets measured at fair value through other comprehensive income (FVTOCI):

Other investments designated at FVTOCI	2,281	–	658	2,939

Trade and other receivables	–	1,942	–	1,942

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):

Other investments	–	–	121	121

Other non-current assets	–	–	30	30

Trade and other receivables	–	46	–	46

Held for trading derivatives that are not in a designated and effective hedging relationship	–	63	5	68

Cash and cash equivalents	3,292	–	–	3,292

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	89	–	89
	5,573	2,140	814	8,527

Financial liabilities at fair value

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):

Contingent consideration liabilities	–	–	(5,869)	(5,869)

Held for trading derivatives that are not in a designated and effective hedging relationship	–	(191)	(9)	(200)

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(31)	–	(31)
	–	(222)	(5,878)	(6,100)

Reconciliation of financial instruments with Trade and other receivables and Other non-current assets

						2021						2020
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 25)	59	1,943	4,830	6,832	1,028	7,860	46	1,942	3,990	5,978	974	6,952

Other non-current assets (Note 23 )	23	–	21	44	1,632	1,676	30	–	37	67	974	1,041
	82	1,943	4,851	6,876	2,660	9,536	76	1,942	4,027	6,045	1,948	7,993

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

					2021					2020
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 28)	–	(15,431)	(15,431)	(2,123)	(17,554)	–	(13,748)	(13,748)	(2,092)	(15,840)

Other provisions (Note 31)	–	(113)	(113)	(1,358)	(1,471)	–	(232)	(232)	(1,527)	(1,759)

Contingent consideration liabilities (Note 32)	(6,076)	–	(6,076)	–	(6,076)	(5,869)	–	(5,869)	–	(5,869)

Other non-current liabilities (Note 33)	–	(52)	(52)	(869)	(921)	–	(72)	(72)	(731)	(803)
	(6,076)	(15,596)	(21,672)	(4,350)	(26,022)	(5,869)	(14,052)	(19,921)	(4,350)	(24,271)

Summary of Fair Values of Derivatives Held

		2021 Fair value		2020 Fair value

	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Non-current

Cash flow hedges – Interest rate swap contracts (principal amount – £1,996 million (2020 – £nil))	12	(1)	–	–

Current

Cash flow hedges – Interest rate swap contracts (principal amount – £ nil ( 2020 – £899 million))	–	–	–	(1)

Net investment hedges – Cross currency swaps (principal amount – £nil (2020 – £549 million))	–	–	–	(18)

Cash flow hedges – Foreign exchange contracts (principal amount – £160 million (2020 – £24 million))	–	(3)	–	–

Net investment hedges – Foreign exchange contracts (principal amount – £5,469 million (2020 – £11,193 million))	111	(53)	89	(12)
Derivatives designated and effective as hedging instruments	123	(57)	89	(31)
Non-current

Embedded and other derivatives	6	–	5	(10)

Current

Foreign exchange contracts (principal amount – £9,728 million (2020 – £13,563 million))	77	(169)	57	(190)

Embedded and other derivatives	–	(2)	6	–
Derivatives classified as held for trading	83	(171)	68	(200)
Total derivative instruments	206	(228)	157	(231)

Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

	2021	2020

	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(3,398)	(3,495)

Between one and two years	(4,030)	(2,561)

Between two and three years	(1,576)	(4,061)

Between three and four years	(1,365)	(1,622)

Between four and five years	(1,425)	(1,398)

Between five and ten years	(4,411)	(5,981)

Greater than ten years	(6,953)	(6,915)
Total	(23,158)	(26,033)

Original issuance profile:

Fixed rate interest	(22,355)	(23,002)

Floating rate interest	(803)	(3,031)
	(23,158)	(26,033)

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss	The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2021

					Amount reclassified to profit or loss

	Hedging gains/(losses) recognised in reserves	Amount of hedge ineffectiveness recognised in profit or loss	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur	As hedged item affects profit or loss	Line item in which reclassification adjustment is included
	£m	£m			£m	£m
Cash flow hedges

Variability in cash flows	(11)	–	Finance income/ (expense	)	–	17	Finance income/ (expense	)

Pre-hedging of long-term interest rates:

Matured in the past	–	–	Finance		–	2	Finance

5-10 years	4	–	income/		–	–	income/

10-30 years	3	–	(expense	)	–	–	(expense	)

>30 years	4	–			–	–

	2020

					Amount reclassified to profit or loss

	Hedging gains/(losses) recognised in reserves	Amount of hedge ineffectiveness recognised in profit or loss	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur	As hedged item affects profit or loss	Line item in which reclassification adjustment is included
	£m	£m			£m	£m
Cash flow hedges

Variability in cash flows	3	–	Finance income/ (expense)		–	–	Finance income/ (expense)

Pre-hedging of long-term interest rates	(7)	–	Finance		–	3	Finance
			income/ (expense	)			income/ (expense)

Summary of Offsetting of Financial Assets and Liabilities

At 31 December 2021	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net amount £m
Financial assets

Trade and other receivables	6,851	(19)	6,832	(3)	6,829

Derivative financial instruments	206	–	206	(192)	14

Financial liabilities

Trade and other payables	(15,450)	19	(15,431)	3	(15,428)

Derivative financial instruments	(228)	–	(228)	192	(36)

At 31 December 2020	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets

Trade and other receivables	5,997	(19)	5,978	(28)	5,950

Derivative financial instruments	157	–	157	(142)	15

Financial liabilities

Trade and other payables	(13,767)	19	(13,748)	28	(13,720)

Derivative financial instruments	(231)	–	(231)	142	(89)

Foreign exchange sensitivity impact on equity

	2021	2020

Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the Euro	(964)	(1,711)

	2021	2020

Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the Euro	814	1,429

Summary of Debt Interest Rate Repricing
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2021	2020

	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(3,398)	(3,495)

Between one and two years	(4,030)	(2,561)

Between two and three years	(1,576)	(4,061)

Between three and four years	(1,365)	(1,622)

Between four and five years	(1,425)	(1,398)

Between five and ten years	(4,411)	(5,981)

Greater than ten years	(6,953)	(6,915)
Total	(23,158)	(26,033)

Original issuance profile:

Fixed rate interest	(22,355)	(23,002)

Floating rate interest	(803)	(3,031)
	(23,158)	(26,033)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis

At 31 December 2021	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(3,399)	(686)	(203)	(25)	(16,432)	(20,745)

Between one and two years	(4,042)	(620)	(185)	(22)	(935)	(5,804)

Between two and three years	(1,582)	(574)	(120)	(19)	(893)	(3,188)

Between three and four years	(1,372)	(538)	(93)	(16)	(919)	(2,938)

Between four and five years	(1,428)	(500)	(73)	(14)	(924)	(2,939)

Between five and ten years	(4,440)	(2,046)	(205)	(44)	(2,703)	(9,438)

Greater than ten years	(7,033)	(2,639)	(136)	(13)	(1,571)	(11,392)

Gross contractual cash flows	(23,296)	(7,603)	(1,015)	(153)	(24,377)	(56,444)

At 31 December 2020	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(3,493)	(725)	(230)	(34)	(14,554)	(19,036)

Between one and two years	(2,566)	(686)	(207)	(28)	(995)	(4,482)

Between two and three years	(4,078)	(621)	(126)	(22)	(897)	(5,744)

Between three and four years	(1,632)	(576)	(96)	(18)	(867)	(3,189)

Between four and five years	(1,407)	(539)	(86)	(15)	(883)	(2,930)

Between five and ten years	(6,018)	(2,177)	(239)	(47)	(3,169)	(11,650)

Greater than ten years	(6,997)	(2,985)	(133)	(16)	(1,529)	(11,660)
Gross contractual cash flows	(26,191)	(8,309)	(1,117)	(180)	(22,894)	(58,691)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows

	2021				2020

	Gross cash inflows		Gross cash ouflows		Gross cash inflows		Gross cash outflows

	Forward starting interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Forward starting interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Cross currency interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Cross currency interest rate swaps £m	Foreign exchange forward contracts and swaps £m
Less than one year	–	41,252	(13)	(41,290)	551	32,451	(569)	(32,508)

Between one and two years	12	–	(26)	–	–	–	–	–

Between two and three years	24	–	(26)	–	–	–	–	–

Between three and four years	28	–	(26)	–	–	–	–	–

Between four and five years	28	–	(26)	–	–	–	–	–

Greater than five years	259	–	(220)	–	–	–	–	–
Gross contractual cash flows	351	41,252	(337)	(41,290)	551	32,451	(569)	(32,508)

Interest rate risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk
The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. If the interest rates applicable to floating rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2021 would have decreased
by approximately £
11
million (2020 – £14 million increase). A 1% (100 basis points) movement in USD interest rates would cause an increase of £197 million to equity (2020 - £nil). A 1% (100 basis points) movement in interest rates EUR or Sterling is not deemed to have a material effect on equity.

	2021	2020

Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	(25)	8

1% (100 basis points) increase in US Dollar interest rates	11	28

1% (100 basis points) increase in Euro interest rates	3	(22)

Currency risk [member]
Statement [LineItems]
Foreign exchange sensitivity impact on income statement

	2021	2020

Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	5	20

10 cent appreciation of the Euro	(26)	(25)

10 yen appreciation of the Yen	–	(1)

	2021	2020

Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(4)	(17)

10 cent depreciation of the Euro	22	21

10 yen depreciation of the Yen	–	1

Sensitivity Analysis for Each Type of Market Risk
The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 29 adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2021	2020

Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent appreciation of the US Dollar	(767)	(782)

10 cent appreciation of the Euro	444	286

10 yen appreciation of the Yen	17	23

	2021	2020

Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m
10 cent depreciation of the US Dollar	661	675

10 cent depreciation of the Euro	(375)	(239)

10 yen depreciation of the Yen	(15)	(20)

Level 3 [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2021 £m	2020 £m
At 1 January	(5,064)	(4,722)

Net losses recognised in the income statement	(1,024)	(1,269)

Net gains recognised in other comprehensive income	189	160

Settlement of contingent consideration liabilities	856	885

Additions	99	126

Disposals and settlements	(19)	(172)

Transfers from Level 3	(694)	(72)
At 31 December	(5,657)	(5,064)

Interest rate swap contract [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items
The following tables provide information regarding interest rate swap and forward starting interest rate swap contracts outstanding and the related hedged items at 31 December 2021 and 31 December 2020. Interest rate swap contract assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.

	2021

Hedging instruments	Average contracted fixed rate %	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Fair value assets/ (liabilities) £m
5-10 years	1.1038	668	4	4

10-30 years	1.3385	935	3	3

More than 30 years	1.4515	393	4	4

	2021

Hedged items	Change in value used for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve for continuing hedges after tax £m
Pre-hedging of long-term interest rate	(11)	(8)
£11 million (2020 – £11 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.

	2020

Hedging instruments	Average contracted fixed rate %	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness £m	Fair value assets/ (liabilities) £m
Less than 1 year	0.17	1,449	3	(19)

1 to 2 years	–	–	–	–

	2020

Hedged items	Change in value used for calculating hedge ineffectiveness £m	Balance in cash flow hedge reserve for continuing hedges after tax £m
Variable rate borrowings	(3)	1

Foreign exchange sensitivity impact on income statement
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

						2021

				Amount reclassified to profit or loss

	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness gains/(losses) recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges

Variability in cash flows from a highly probable forecast transaction	7	–	Other operating income/ (expense)	–	(7)	Other operating income/ (expense)

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	–	Finance income/ (expense)	–	–	Finance income/ (expense)
Net investment hedges

Net investment in foreign operations	1,117	–	Finance income/ (expense)	–	(7)	Finance income/ (expense)
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

						2020

				Amount reclassified to profit or loss

	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness gains/(losses) recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges

Variability in cash flows from a highly probable forecast transaction	(15)	7	Other operating income/ (expense)	–	51	Other operating income/ (expense)

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	–	–	Finance income/ (expense)	–	–	Finance income/ (expense)
Net investment hedges

Net investment in foreign operations	(903)	–	Finance income/ (expense)	–	–	Finance income/ (expense)

Foreign Exchange Forward Contracts and Swaps [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items
Included in the 2020 table below under ‘Borrowings’ are bonds with notional value of US$750 million that have been swapped to fixed interest rate EUR debt with a cross currency interest rate swap.

					2021

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges

Foreign exchange contracts

Buy foreign currency:

Less than 3 months	1.32	USD	89	(2)	–

3 to 6 months	1.17	EUR	48	(1)	(1)

Over 6 months	1.17	EUR	23	–	–

			160	(3)	(1)

					2021

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges

Foreign exchange contracts

Sell foreign currency:

Less than 3 months	1.18	EUR	5,348	58	578

		SGD	–	–	55

	155.19	JPY	121	–	15

Borrowings

Less than 3 months		EUR	252	(252)	11

Over 6 months		EUR	4,998	(4,982)	459

			10,719	(5,176)	1,118

		2021

Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m
Cash flow hedges

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	1	(1)

Net investment hedges

Net investment in foreign operations	(1,117)	(873)

					2020

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges

Foreign exchange contracts

Buy foreign currency:

3 to 6 months	1.12	EUR	24	0.1	–
			24	0.1	–

				2020

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges

Foreign exchange contracts

Sell foreign currency:

Less than 3 months	1.10	EUR	9,663	60	(370)

Less than 3 months	1.79	SGD	1,387	13	32

Less than 3 months	139.41	JPY	143	4	(30)

Borrowings (including cross currency interest rate swaps):

3 to 6 months		EUR	549	(550)	(34)

Over 6 months		EUR	7,117	(7,131)	(501)
			18,859	(7,604)	(903)

2020

Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m
Cash flow hedges

Variability in cash flows from a highly probable forecast transaction	–	–

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	–	–

Net investment hedges

Net investment in foreign operations	903	(1,983)